COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.0%
APARTMENT	4.8%
Equity Residential		1,555,882	$92,030,420
Essex Property Trust, Inc.		875,260	211,812,920
UDR, Inc.		2,653,141	89,623,103

			393,466,443

DATA CENTERS	19.2%
Digital Realty Trust, Inc.		4,511,492	813,015,973
Equinix, Inc.		462,045	452,914,991
Iron Mountain, Inc.		3,091,475	315,763,257

			1,581,694,221

FREE STANDING	5.1%
Agree Realty Corp.		2,867,504	216,152,452
Essential Properties Realty Trust, Inc.		2,543,400	77,217,624
Realty Income Corp.		2,126,224	130,082,384

			423,452,460

GAMING	0.7%
Gaming & Leisure Properties, Inc.		1,379,957	61,228,692

HEALTH CARE	18.7%
CareTrust REIT, Inc.		1,637,717	60,022,328
Healthcare Realty Trust, Inc., Class A		9,694,830	164,715,162
Omega Healthcare Investors, Inc.		1,601,089	70,159,720
PACS Group, Inc.(a)		1,345,527	43,218,327
Welltower, Inc.		6,095,605	1,205,162,064

			1,543,277,601

HOTEL	4.1%
Boyd Gaming Corp.		561,124	46,113,170
Caesars Entertainment, Inc.(a)		3,348,697	88,506,062
Host Hotels & Resorts, Inc.		10,471,410	200,632,216

			335,251,448

INDUSTRIALS	6.9%
Lineage, Inc.(b)		409,584	13,417,964
Prologis, Inc.		4,210,823	556,586,584

			570,004,548

MANUFACTURED HOME	3.8%
Equity LifeStyle Properties, Inc.		1,004,153	62,679,230
Sun Communities, Inc.		2,021,957	254,685,704

			317,364,934

OFFICE	3.6%
BXP, Inc.		2,927,614	151,943,167
Highwoods Properties, Inc.		3,633,587	77,795,098
Hudson Pacific Properties, Inc.(a)		1,101,289	6,508,618
Kilroy Realty Corp.		177,661	5,011,817
SL Green Realty Corp.		1,401,209	51,760,660

			293,019,360

		Shares	Value
REGIONAL MALL	1.8%
Simon Property Group, Inc.		806,965	$150,523,181

SELF STORAGE	6.5%
Extra Space Storage, Inc.		2,705,470	354,768,281
Public Storage		658,746	178,441,117

			533,209,398

SHOPPING CENTER	4.1%
Kimco Realty Corp.		9,196,104	206,636,457
Kite Realty Group Trust		5,312,278	130,416,425

			337,052,882

SINGLE FAMILY HOMES	1.7%
Invitation Homes, Inc.		5,500,520	136,687,922

SPECIALTY	1.2%
Lamar Advertising Co., Class A		307,805	38,986,581
Outfront Media, Inc.		2,323,218	61,565,277

			100,551,858

TELECOMMUNICATIONS	13.8%
American Tower Corp.		2,600,429	448,782,037
Crown Castle, Inc.		6,606,776	537,196,956
SBA Communications Corp., Class A		891,808	153,489,075

			1,139,468,068

TIMBERLAND	2.0%
Weyerhaeuser Co.		6,758,835	165,118,339

TOTAL COMMON STOCK (Identified cost—$6,755,978,768)			8,081,371,355

WARRANTS—REAL ESTATE—OFFICE	0.1%
Hudson Pacific Properties, Inc., exercise price $0.07(a)(c)		1,935,610	11,303,963

TOTAL WARRANTS (Identified cost—$30,079,377)			11,303,963

SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(d)		134,076,814	134,076,814
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(d)		4,237,000	$4,237,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$138,313,814)			138,313,814

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,924,371,959)	99.8%		8,230,989,132
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		20,524,210

NET ASSETS	100.0%		$8,251,513,342

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$8,081,371,355	$—	$—	$8,081,371,355
Warrants	—	11,303,963	—	11,303,963
Short-Term Investments	—	138,313,814	—	138,313,814

Total Investments in Securities	$8,081,371,355	$149,617,777	$—	$8,230,989,132

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Restricted security. Aggregate holdings equal 0.2% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $27,049,198.
(c)	These warrants do not have a stated expiration date.
(d)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.